Transactions Not Involving Cash (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions not involving cash
Tax benefit from tax deductible goodwill			R$ (46,314)
Investing - financial derivatives			14,597
Business combinations - financial derivatives			38,924
Lease	R$ 22,346	R$ 14,471	1,251
Forward contract	51,501	406,635	29,728
Retained payments from business combination	1,324	14,821	874,440
Capital contribution	10,000
Price adjustment from business combination	(7,400)	4,620
Acquisition from business combination	R$ 36,172	R$ 22,857	R$ 39,419